Related parties - Outstanding Balances (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Thomas Hecht
Related parties
Key management personnel outstanding balance	€ 23	€ 21
Mathieu Simon
Related parties
Key management personnel outstanding balance	7	8
Ulrich Grau
Related parties
Key management personnel outstanding balance	19	18
Bernhard Ehmer
Related parties
Key management personnel outstanding balance	17	15
Annalisa Jenkins
Related parties
Key management personnel outstanding balance	12	11
Uta Kemmerich-Kell
Related parties
Key management personnel outstanding balance	19	16
Constanze Ulmer-Eilfort
Related parties
Key management personnel outstanding balance	€ 17	€ 16